Employee Post-Employment Benefits 10-K	6 Months Ended	12 Months Ended
	Dec. 04, 2012	Jun. 05, 2012
Employee Post-Employment Benefits [Abstract]
Employee Post-Employment Benefits
NOTE I – EMPLOYEE POST-EMPLOYMENT BENEFITS

We sponsor three defined benefit pension plans for active employees and offer certain postretirement benefits for retirees. A summary of each of these is presented below.

Retirement Plan
RTI sponsors the Morrison Restaurants Inc. Retirement Plan (the "Retirement Plan"). Effective December 31, 1987, the Retirement Plan was amended so that no additional benefits would accrue and no new participants may enter the Retirement Plan after that date. Participants receive benefits based upon salary and length of service.

Minimum funding for the Retirement Plan is determined in accordance with the guidelines set forth in employee benefit and tax laws. From time to time we may contribute additional amounts as we deem appropriate. We estimate that we will be required to make contributions totaling $0.4 million to the Retirement Plan during the remainder of fiscal 2013.

Executive Supplemental Pension Plan and Management Retirement Plan
Under these unfunded defined benefit pension plans, eligible employees earn supplemental retirement income based upon salary and length of service, reduced by social security benefits and amounts otherwise receivable under other specified Company retirement plans. Effective June 1, 2001, the Management Retirement Plan was amended so that no additional benefits would accrue and no new participants may enter the plan after that date.

On November 30, 2012, Samuel E. Beall, III, our Chief Executive Officer stepped down from management and the Board of Directors. Because he is entitled to receive his entire pension payment in a lump-sum six months following his retirement, we have classified an amount representing that pension payment ($8.1 million) into Accrued liabilities – Payroll and related costs in our December 4, 2012 and June 5, 2012 Condensed Consolidated Balance Sheets.

Postretirement Medical and Life Benefits
Our Postretirement Medical and Life Benefits plans provide medical and life insurance benefits to certain retirees. The medical plan requires retiree cost sharing provisions that are more substantial for employees who retire after January 1, 1990.

The following tables detail the components of net periodic benefit costs and the amounts recognized in our Condensed Consolidated Financial Statements for the Retirement Plan, Management Retirement Plan, and the Executive Supplemental Pension Plan (collectively, the "Pension Plans") and the Postretirement Medical and Life Benefits plans (in thousands):

	Pension Benefits
	Thirteen weeks ended		Twenty-six weeks ended
	December 4,	November 29,	December 4,	November 29,
	2012	2011	2012	2011
Service cost	$115	$134	$230	$268
Interest cost	525	576	1,050	1,152
Expected return on plan assets	(102)	(126)	(204)	(252)
Amortization of prior service cost	26	64	52	128
Recognized actuarial loss	565	426	1,130	852
Net periodic benefit cost	$1,129	$1,074	$2,258	$2,148

	Postretirement Medical and Life Benefits
	Thirteen weeks ended		Twenty-six weeks ended
	December 4,	November 29,	December 4,	November 29,
	2012	2011	2012	2011
Service cost	$3	$2	$6	$4
Interest cost	15	18	30	36
Amortization of prior service cost	(14)	(14)	(28)	(28)
Recognized actuarial loss	53	34	106	68
Net periodic benefit cost	$57	$40	$114	$80

(a)	Prior service costs are amortized on a straight-line basis over the average remaining service period of employees expected to receive benefits.

We also sponsor two defined contribution retirement savings plans. Information regarding these plans is included in our Annual Report on Form 10-K for the fiscal year ended June 5, 2012.

Executive Retirement
On June 6, 2012, we announced that Samuel E. Beall, III, our founder, President, Chief Executive Officer, and Chairman of the Board of Directors, decided to step down from management and the Board of Directors. Mr. Beall stepped down on November 30, 2012. In connection with a transition agreement between the Company and Mr. Beall, the material terms of which were finalized as of June 5, 2012, we accrued $2.2 million of severance during the fourth quarter of fiscal 2012. Mr. Beall's severance payment was paid on December 18, 2012.

As previously mentioned, Mr. Beall will receive a lump sum payment of $8.1 million, representing the full amount due to him under the Executive Supplemental Pension Plan, six-months following his retirement. As Mr. Beall retired on November 30, 2012, this payment will be required in fiscal 2013. Due to the significance of this payment to the Executive Supplemental Pension Plan as a whole, the payment will constitute a partial plan settlement which will require a special valuation. In addition to the expense we routinely record for the Executive Supplemental Pension Plan, a charge estimated to approximate $2.8 million will then be recorded, representing the recognition of a pro rata portion (calculated as the percentage reduction in the projected benefit obligation due to the lump-sum payment) of the then unrecognized loss recorded within accumulated other comprehensive loss.

9. Employee Post-Employment Benefits

Pension and Postretirement Medical and Life Benefits
We sponsor three defined benefit pension plans for active employees and offer certain postretirement benefits for retirees. A summary of each of these is presented below.

Retirement Plan
RTI sponsors the Morrison Restaurants Inc. Retirement Plan (the "Retirement Plan"). Effective December 31, 1987, the Retirement Plan was amended so that no additional benefits would accrue and no new participants could enter the Retirement Plan after that date. Participants receive benefits based upon salary and length of service.

Minimum funding for the Retirement Plan is determined in accordance with the guidelines set forth in employee benefit and tax laws. From time to time we may contribute additional amounts as we deem appropriate. We estimate that we will be required to make a contribution of $0.8 million to the Retirement Plan in fiscal 2013.

The Retirement Plan's assets are held in trust and were allocated as follows on June 5, 2012 and May 31, 2011, the measurement dates:
	Target Allocation	2012 Allocation	2011 Allocation
Equity securities	60-80%	67%	71%
Fixed income securities	20-40%	31%	28%
Cash and cash equivalents	0%	2%	1%

Total	100%	100%	100%

Retirement Plan fiduciaries set investment policies and strategies for the Retirement Plan's trust. The primary investment objectives are to maximize total return within a prudent level of risk, focus on a 3-5 year time horizon, fully diversify investment holdings, and meet the long-term return target selected as an actuarial assumption (currently 8.0%). The Retirement Plan's fiduciaries oversee the investment allocation process, which includes selecting investment managers, commissioning periodic asset-liability studies, setting long-term strategic targets, and monitoring asset allocations. Target allocation ranges are guidelines, not limitations, and occasionally the Retirement Plan's fiduciaries will approve allocations above or below a target range.

Under the terms of the investment policy statement, plan assets are comprised of two major classes: equity and fixed income securities. The goal of the equity portfolio is to produce a total return that will provide a hedge against inflation. Equity securities can include both domestic and international securities with a long-term goal to maintain an equity allocation of approximately 60-80% of the total market value of plan assets. To be fully invested, the trust's equity portfolio should not contain any domestic stock with value in excess of 10% of the total and the aggregate amount of the international equities should not exceed 30% of the total.

The goal of the fixed income portfolio is to reduce the overall volatility of the Plan, provide a stable stream of income, and provide a hedge against deflation over an investment horizon spanning 5-10 years without exposure to excessive interest rate or credit rate risk. Fixed income securities should be primarily U.S. Treasury or Government Agency securities and investment-grade corporate bonds at the time of purchase with a long-term goal to maintain a fixed income allocation of approximately 20-40% of the total market value of plan assets. Investment grade bonds will include securities rated at least BBB by Standard & Poor's or the equivalent Moody's index. Any single non-government issue is limited to 10% of the portfolio.

The fair values of assets held by the Retirement Plan by asset category are as follows (in thousands):

	Fair Value Measurements
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$136	$-	$136	$-
Equity securities
U.S.-based companies	3,525	3,525	-	-
International-based companies	346	346	-	-
Fixed income securities	1,751	1,751
Total	$5,758	$5,622	$136	$-

Executive Supplemental Pension Plan and Management Retirement Plan
Under these unfunded defined benefit pension plans, eligible employees earn supplemental retirement income based upon salary and length of service, reduced by social security benefits and amounts otherwise receivable under other specified Company retirement plans. Effective June 1, 2001, the Management Retirement Plan was amended so that no additional benefits would accrue and no new participants could enter the plan after that date.

Because Samuel E. Beall, III, our Chief Executive Officer ("CEO"), has stated his intention to step down from management and the Board of Directors once the Company names a successor and, because he is entitled to receive his entire pension payment in a lump-sum six months following his retirement (and was retirement-eligible in the prior year), we have classified an amount representing that pension payment ($8.1 million) into Accrued liabilities - Payroll and related costs in our June 5, 2012 and May 31, 2011 Consolidated Balance Sheets.

Although considered to be unfunded, we own whole-life insurance contracts in order to provide a source of funding for benefits due under the terms of the Executive Supplemental Pension Plan and the Management Retirement Plan. Benefits payable under these two plans are paid from a rabbi trust which holds the insurance contracts. We will on occasion contribute additional amounts into the rabbi trust in the event of a liquidity shortfall. We currently project that benefit payments from the rabbi trust for these two plans will approximate $10.5 million in fiscal 2013, which includes the previously-mentioned $8.1 million lump-sum payment which will become payable six months after the retirement of our CEO.

Postretirement Medical and Life Benefits
Our Postretirement Medical and Life Benefits plans provide medical benefits to substantially all retired employees and life insurance benefits to certain retirees. The medical plan requires retiree cost sharing provisions that are more substantial for employees who retire after January 1, 1990.

The following tables detail the components of net periodic benefit cost and the amounts recognized in our Consolidated Financial Statements for the Retirement Plan, Management Retirement Plan, and the Executive Supplemental Pension Plan (collectively, the "Pension Plans") and the Postretirement Medical and Life Benefits plans (in thousands):

	Pension Benefits
	2012	2011	2010

Service cost	$545	$517	$450
Interest cost	2,346	2,290	2,490
Expected return on plan assets	(514)	(392)	(422)
Amortization of prior service cost (a)	262	327	327
Recognized actuarial loss	1,738	1,593	1,385
Net periodic benefit cost	$4,377	$4,335	$4,230

	Postretirement Medical and Life Benefits
	2012	2011	2010

Service cost	$10	$9	$10
Interest cost	71	75	85
Amortization of prior service cost (a)	(55)	(60)	(64)
Recognized actuarial loss	136	112	102
Net periodic benefit cost	$162	$136	$133
(a) Prior service costs are amortized on a straight-line basis over the average remaining service period of employees expected to receive benefits.

The following table details changes in the amounts recognized in accumulated other comprehensive (loss)/income in our 2012 and 2011 Consolidated Financial Statements for the Pension Plans and the Postretirement Medical and Life Benefits plans (in thousands):

	Pension Benefits		Postretirement Medical and Life Benefits
	2012	2011	2012	2011
Prior service cost	$0	$0	$0	$0
Net actuarial loss	3,767	1,502	313	264
Amortization of prior service cost	(262)	(327)	55	60
Amortization of actuarial gain	(1,738)	(1,593)	(136)	(112)
Total recognized in accumulated
other comprehensive income	$1,767	$(418)	$232	$212

Total recognized in net periodic
benefit cost and accumulated
other comprehensive income	$6,144	$3,917	$394	$348

The change in benefit obligation and plan assets and reconciliation of funded status is as follows (in thousands):

	Pension Benefits		Postretirement Medical and Life Benefits
	2012	2011	2012	2011
Change in benefit obligation:
Beginning projected benefit obligation	$45,636	$42,602	$1,406	$1,423
Service cost	545	517	10	9
Interest cost	2,346	2,290	71	75
Plan participant contributions			102
Actuarial loss	2,783	2,577	313	264
Benefits paid	(2,718)	(2,350)	(288)	(365)
Benefit obligation at end of year	$48,592	$45,636	$1,614	$1,406

Change in plan assets:
Beginning fair value of plan assets	$6,677	$5,929	$0	$0
Actual return on plan assets	(470)	1,467
Employer contributions	2,269	1,438	186	365
Plan participant contributions			102
Benefits paid	(2,718)	(2,350)	(288)	(365)
Other		193
Fair value of plan assets at
end of year	$5,758	$6,677	$0	$0
Funded status at end of year	$(42,834)*	$(38,959)*	$(1,614)	$(1,406)

Amounts recognized in the Consolidated Balance Sheets:

Accrued liabilities - payroll and related
costs	$(10,481)	$(9,844)	$(136)	$(123)
Other deferred liabilities	(32,353)	(29,115)	(1,478)	(1,283)
Net amount recognized at year-end	$(42,834)	$(38,959)	$(1,614)	$(1,406)

Amounts recognized in accumulated other comprehensive (loss)/income:

Prior service (cost) credit	$(108)	$(370)	$102	$157
Net actuarial loss	(22,070)	(20,042)	(1,564)	(1,387)
Total amount recognized	$(22,178)	$(20,412)	$(1,462)	$(1,230)

* The funded status reflected above includes the liabilities attributable to all of the Pension Plans but only the assets of the Retirement Plan as the other plans are not considered funded for ERISA purposes. To provide a source for the payment of benefits under the Executive Supplemental Pension Plan and the Management Retirement Plan, we own whole-life insurance contracts on some of the participants. The cash value of these policies was $27.3 million and $27.2 million at June 5, 2012 and May 31, 2011, respectively. In addition, we held in trust $0.5 million and $0.9 million of cash and cash equivalents as of June 5, 2012 and May 31, 2011, respectively, relating to these policies. We maintain a rabbi trust to hold the policies and death benefits as they are received.

The estimated prior service cost for the Pension Plans and the Postretirement Medical and Life Benefits plans that will be amortized from accumulated other comprehensive income into net periodic pension cost in fiscal 2013 is $0.1 million and $(0.1) million, respectively. The estimated net loss for the Pension Plans and the Postretirement Medical and Life Benefits plans that will be amortized from accumulated other comprehensive income into net periodic pension cost in fiscal 2013 is $2.3 million and $0.2 million, respectively.

Additional measurement date information for the pension plans which have benefit obligations in excess of plan assets (in thousands):

	Pension Benefits		Postretirement Medical and Life Benefits
	June 5, 2012	May 31, 2011	June 5, 2012	May 31, 2011
Projected benefit obligation	$48,592	$45,636	$1,614	$1,406
Accumulated benefit
obligation	47,435	44,064	1,614	1,406
Fair value of plan assets	5,758	6,677	0	0

The weighted-average assumptions used to determine the net periodic benefit cost for fiscal years are set forth below:

	Pension Benefits
	2012	2011	2010
Discount rate	5.3%	5.5%	6.5%
Expected return on plan assets	8.0%	7.0%	8.0%
Rate of compensation increase	2.0%	2.0%	3.1%

	Postretirement Medical and Life Benefits
	2012	2011	2010
Discount rate	5.3%	5.5%	6.5%
Rate of compensation increase	2.0%	2.0%	3.0%

Our estimated long-term rate of return on plan assets represents the weighted-average of expected future returns on the asset categories included in our target investment allocation based primarily on the historical returns for each asset category, adjusted for an assessment of current market conditions.

The weighted average assumptions used to determine benefit obligations at the measurement dates are set forth below:

	Pension Benefits
	2012	2011
Discount rate	4.5%	5.3%
Rate of compensation increase	2.0%	2.0%
	Postretirement Medical and Life Benefits
	2012	2011
Discount rate	3.9%	5.3%
Rate of compensation increase	2.0%	2.0%

We currently are assuming a gross medical trend rate of 8.0% for fiscal 2013. We expect this rate to decrease approximately 0.5% per year from fiscal 2013 to fiscal 2016 and approximately 0.25% each fiscal year thereafter for an ultimate trend rate of 5.0% in fiscal 2022. A change in this rate of 1.0% would have no significant effect on either our net periodic postretirement benefit expense or our accrued postretirement benefits liability.

The benefits expected to be paid in each of the next five years and in the aggregate for the five years thereafter are set forth below (in thousands):

	Pension Benefits		Postretirement Medical and Life Benefits
2013	$11,333	(1)	$135
2014	3,114		134
2015	2,351		130
2016	4,733		138
2017	4,074		135
2018-2022	14,712		664

(1) Estimated benefit payments for 2013 include an $8.1 million lump-sum payment to our CEO, who, as previously discussed, has announced his intention to step down in fiscal 2013 once his successor is named.

Expected benefits are estimated based on the same assumptions used to measure our benefit obligation on our measurement date of June 5, 2012 and, where applicable, include benefits attributable to estimated further employee service.

Defined Contribution Plans
We sponsor two defined contribution plans for active employees, as summarized below.

Salary Deferral Plan
RTI offers certain employees a 401(k) plan called the Ruby Tuesday, Inc. Salary Deferral Plan ("401(k) Plan"). We make matching contributions to the 401(k) Plan based on each eligible employee's pre-tax contribution and years of service. Effective January 1, 2009, we match in cash each fiscal quarter a specified percentage of the participating employee's first 6% of pre-tax contribution based on achievement of a same-restaurant sales performance factor. Company matches do not vest until the employees have worked three years for us. Fiscal 2011 401(k) Plan expenses were $0.3 million. Given that the Company did not achieve the 2012 or 2010 same-restaurant sales performance factor in order for there to be an employer match, we had no expense related to the 401(k) Plan for either fiscal 2012 or 2010.

Deferred Compensation Plan
On January 5, 2005, our Board of Directors approved the adoption of the Ruby Tuesday, Inc. 2005 Deferred Compensation Plan (the "Deferred Compensation Plan"), effective as of January 1, 2005, and froze the existing deferred compensation plan, the Ruby Tuesday, Inc. Restated Deferred Compensation Plan (the "Predecessor Plan"), effective as of December 31, 2004, in order to satisfy the requirements of Section 409A of the Internal Revenue Code of 1986, as amended, enacted as part of the American Jobs Creation Act of 2004.

Like the Predecessor Plan, the Deferred Compensation Plan is an unfunded, non-qualified deferred compensation plan for eligible employees. The provisions of the Deferred Compensation Plan are similar to those of the 401(k) Plan. Fiscal 2011 expenses under the Deferred Compensation Plan were insignificant. We had no expenses under the Deferred Compensation Plan for fiscal 2012 or 2010. Assets earmarked to pay benefits under the Deferred Compensation Plan are held by a rabbi trust. Assets and liabilities of a rabbi trust must be accounted for as if they are Company assets or liabilities, therefore, all earnings and expenses are recorded in our consolidated financial statements. The Deferred Compensation Plan's assets and liabilities approximated $9.0 million and $10.4 million in fiscal 2012 and 2011, respectively. Of these amounts, $0.6 million was included in Prepaid and other expenses and Accrued liabilities - Payroll and related costs for both fiscal 2012 and 2011, and $7.4 million and $8.2 million was included in Other assets, net and Other deferred liabilities in the fiscal 2012 and 2011 Consolidated Balance Sheets, respectively. The investment in RTI common stock and the related liability payable in RTI common stock, which totaled $1.0 million and $1.6 million as of June 5, 2012 and May 31, 2011, respectively, is reflected in Shareholders' Equity in the Consolidated Balance Sheets.

Executive Retirements
During the fourth quarter of fiscal 2012, our then Chief Financial Officer and Chief Technology Officer separated employment with the Company. As of June 5, 2012, we recorded severance expense of $1.7 million in connection with separation agreements with these executives, which represents obligations pursuant to the Ruby Tuesday, Inc. Severance Pay Plan of two times base salary for both executives. In addition, we recorded additional share-based compensation of $0.4 million for these executives due to the accelerated vesting or modification of certain share-based awards in connection with their separation from the Company.

On June 6, 2012, we announced that Samuel E. Beall, III, our founder, President,Chief Executive Officer, and Chairman of the Board of Directors, decided to step down from management and the Board of Directors. Mr. Beall intends to step down once the Company names his successor. In connection with a transition agreement between the Company and Mr. Beall, the material terms of which were finalized as of June 5, 2012, we accrued $2.2 million of severance during the fourth quarter of fiscal 2012. Mr. Beall's severance payment will be payable 60 days after his departure from the Company.

As previously mentioned, Mr. Beall will receive a lump sum payment of $8.1 million, representing the full amount due to him under the Executive Supplemental Pension Plan, six-months following his retirement. Should Mr. Beall retire prior to November 30, 2012, as is currently agreed, this payment will be required in fiscal 2013. Due to the significance of this payment to the Executive Supplemental Pension Plan as a whole, the payment will constitute a partial plan settlement which will require a special valuation. In addition to the expense we routinely record for the Executive Supplemental Pension Plan, a charge estimated to approximate $2.8 million will then be recorded, representing the recognition of a pro rata portion (calculated as the percentage reduction in the projected benefit obligation due to the lump-sum payment) of the then unrecognized loss recorded within accumulated other comprehensive loss.